Financial instruments (Tables)	12 Months Ended
Mar. 31, 2023
Schedule of Derivative Instruments
The following table presents the aggregate notional principal amounts of the Bank’s outstanding forward exchange and other derivative contracts as of March 31, 2022 and March 31, 2023, together with the fair value on each reporting date.

	As of March 31, 2022
	Notional		Gross Assets		Gross Liabilities		Net Fair Value

	(In millions)
Interest rate derivatives	Rs.	5,142,612.3	Rs.	28,564.1	Rs.	27,644.4	Rs.	919.7
Forward rate agreements		50,610.7		1,574.1		14.8		1,559.3
Currency options		434,371.3		1,845.1		2,439.5		(594.4)
Currency swaps		308,757.4		10,463.6		4,312.3		6,151.3
Forward exchange contracts		6,551,871.8		37,755.4		40,408.2		(2,652.8)

Total	Rs.	12,488,223.5	Rs.	80,202.3	Rs.	74,819.2	Rs.	5,383.1

	As of March 31, 2023
	Notional		Gross Assets		Gross Liabilities		Net Fair Value		Notional		Net Fair Value

	(In millions)
Interest rate derivatives	Rs.	5,974,019.2	Rs.	41,148.2	Rs.	36,627.4	Rs.	4,520.8	US$	72,685.5	US$	55.0
Forward rate agreements		140,693.0		1,848.4		541.4		1,307.0		1,711.8		15.9
Currency options		257,641.1		1,402.4		1,578.3		(175.9)		3,134.7		(2.1)
Currency swaps		372,114.3		21,753.7		7,213.4		14,540.3		4,527.5		176.9
Forward exchange contracts		9,052,221.4		55,596.7		52,823.0		2,773.7		110,137.7		33.7

Total	Rs.	15,796,689.0	Rs.	121,749.4	Rs.	98,783.5	Rs.	22,965.9	US$	192,197.2	US$	279.4

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes certain information related to derivative amounts recognized in income:

	Non-interest revenue, net– Derivatives for the fiscal years ended March 31,
	2021		2022		2023		2023

	(In millions)

Interest rate derivatives	Rs.	773.9	Rs.	3,207.7	Rs.	5,921.5	US$	72.0
Forward rate agreements		205.9		1,374.1		(2.0)		—
Currency options		1,191.1		167.3		1,200.3		14.6
Currency swaps		(3,309.2)		(1,682.0)		1,609.1		19.6
Forward exchange contracts		(2,114.7)		(1,645.1)		6,637.2		80.8

Total gains/(losses)	Rs.	(3,253.0)	Rs.	1,422.0	Rs.	15,366.1	US$	187.0

Amounts Subject to Enforceable Netting Arrangements

	As of March 31, 2022
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset

	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount

	(In millions)
Financial assets
Derivative assets	Rs.	80,202.3	Rs.	—	Rs.	80,202.3	Rs.	48,942.8	Rs.	8,022.9	Rs.	23,236.6
Securities purchased under agreements to resell		373,053.3		—		373,053.3		—		373,053.3		—
Financial liabilities
Derivative liabilities	Rs.	74,819.2	Rs.	—	Rs.	74,819.2	Rs.	48,942.8	Rs.	1,697.2	Rs.	24,179.2
Securities sold under repurchase agreements		151,844.9		—		151,844.9		—		151,844.9		—
Long-term debt		90,200.0		—		90,200.0		—		90,200.0		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

	As of March 31, 2023
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet						Related amounts not offset

	Gross Amounts		Amounts offset		Net amounts reported in the balance sheet		Financial instruments		Financial collateral (1)		Net amount		Net amount

	(In millions)
Financial assets
Derivative assets	Rs.	121,749.4	Rs.	—	Rs.	121,749.4	Rs.	73,045.2	Rs.	19,402.2	Rs.	29,302.0	US$	356.5
Securities purchased under agreements to resell		455,275.4		—		455,275.4		—		455,275.4		—		—
Financial liabilities
Derivative liabilities	Rs.	98,783.5	Rs.	—	Rs.	98,783.5	Rs.	73,045.2	Rs.	5,084.6	Rs.	20,653.7	US$	251.3
Securities sold under repurchase agreements		—		—		—		—		—		—		—
Long Term debt		90,200.0		—		90,200.0		—		90,200.0		—		—

(1)	Comprised of securities and cash collaterals. These amounts are limited to the asset/liability balance, and accordingly, do not include excess collateral received/pledged.

Schedule of Guarantor Obligations
Details of guarantees and documentary credits outstanding are set out below:

	As of March 31,
	2022		2023		2023

	(In millions)
Nominal values:
Bank guarantees:
Financial guarantees	Rs.	422,406.2	Rs.	494,191.3	US$	6,012.8
Performance guarantees		417,227.2		519,953.0		6,326.2
Documentary credits		615,639.6		614,555.5		7,477.3

Total	Rs.	1,455,273.0	Rs.	1,628,699.8	US$	19,816.3

Estimated fair value:
Guarantees	Rs.	(5,760.7)	Rs.	(7,041.8)	US$	(85.7)
Documentary credits		(822.8)		(869.3)		(10.6)

Total	Rs.	(6,583.5)	Rs.	(7,911.1)	US$	(96.3)

Summary of allowance for Credit Losses on Off-Balance sheet credit exposures and undrawn commitments
The allowance for credit losses included in accrued expenses and other liabilities on off-balance sheet credit exposures and undrawn commitments is as follows:

	As of March 31 ,
	2022	2023	2023

	(In millions)
Allowance for credit losses, beginning of the period	Rs. 5,581.5	Rs. 6,087.6	US$	74.1
Provision for credit exposures	506.1	(268.9)		(3.3)

Allowance for credit losses, end of the period	Rs. 6,087.6	Rs. 5,818.7	US$	70.8